4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equipment Cost	$ 122,297	$ 119,231
Increase (decrease) through other changes, property, plant and equipment	6,134	604
Equipment cost, Exchange adjustment	14,959	2,462
Equipment Cost	143,390	122,297
Equipment, Accumulated Depreciation	122,297	118,377
Equipment, depreciation during period	2,901	1,464
Equipment, depreciation, exchange adjustment	14,799	2,456
Equipment, Accumulated Depreciation	139,997	122,297
Equipment, net book value	3,393	0	$ 854
Furniture and other equipment
Equipment Cost	121,693	119,231
Increase (decrease) through other changes, property, plant and equipment	3,859	0
Equipment cost, Exchange adjustment	9,736	2,462
Equipment Cost	135,288	121,693
Equipment, Accumulated Depreciation	121,693	118,377
Equipment, depreciation during period	1,747	865
Equipment, depreciation, exchange adjustment	9,633	2,451
Equipment, Accumulated Depreciation	133,073	121,693
Equipment, net book value	2,215	0	854
Motor vehicles
Equipment Cost	0	0
Increase (decrease) through other changes, property, plant and equipment	2,275	0
Equipment cost, Exchange adjustment	3,443	0
Equipment Cost	5,718	0
Equipment, Accumulated Depreciation	0	0
Equipment, depreciation during period	1,154	0
Equipment, depreciation, exchange adjustment	3,386	0
Equipment, Accumulated Depreciation	4,540	0
Equipment, net book value	1,178	0	0
Other property, plant and equipment
Equipment Cost	604	0
Increase (decrease) through other changes, property, plant and equipment	0	604
Equipment cost, Exchange adjustment	1,780	0
Equipment Cost	2,384	604
Equipment, Accumulated Depreciation	604	0
Equipment, depreciation during period	0	599
Equipment, depreciation, exchange adjustment	1,780	5
Equipment, Accumulated Depreciation	2,384	604
Equipment, net book value	$ 0	$ 0	$ 0